Miller Opportunity Trust
Schedule of investments (unaudited)
March 31, 2019
SECURITY	SHARES	VALUE
COMMON STOCKS― 107.3%

COMMUNICATION SERVICES― 10.5%
Diversified Telecommunication Services ― 2.4%
CenturyLink Inc.	3,000,000	$35,970,000
Interactive Media & Services ― 5.4%
Baidu, Inc.	140,000	23,079,000	*
Facebook Inc., Class A Shares	350,000	58,341,500	*
Total Interactive Media & Services		81,420,500
Media ― 2.7%
Discovery Inc., Class A Shares	1,500,000	40,530,000	*
TOTAL COMMUNICATION SERVICES		157,920,500

CONSUMER DISCRETIONARY ― 21.3%
Household Durables ― 7.2%
Lennar Corp., Class A Shares	1,000,000	49,090,000	(a)
Newell Brands Inc.	300,000	4,602,000
PulteGroup Inc.	2,000,000	55,920,000	(a)
Total Household Durables		109,612,000
Internet & Direct Marketing Retail ― 10.2%
Amazon.com Inc.	48,000	85,476,000	*(a)
Quotient Technology Inc.	5,000,000	49,350,000	*(b)
Stitch Fix Inc., Class A Shares	700,000	19,761,000	*
Total Internet & Direct Marketing Retail		154,587,000
Specialty Retail ― 3.9%
RH	580,000	59,711,000	*(a)
TOTAL CONSUMER DISCRETIONARY		323,910,000

CONSUMER STAPLES ― 3.1%
Personal Products ― 3.1%
Avon Products Inc.	16,000,000	47,040,000	*
TOTAL CONSUMER STAPLES		47,040,000

FINANCIALS ― 21.4%
Banks ― 10.1%
Bank of America Corp.	2,000,000	55,180,000
Citigroup Inc.	600,000	37,332,000
JPMorgan Chase & Co.	600,000	60,738,000
Total Banks		153,250,000
Consumer Finance ― 4.4%
OneMain Holdings Inc.	2,100,000	66,675,000	(a)
Insurance ― 6.9%
Brighthouse Financial Inc.	1,500,000	54,435,000	*
Genworth Financial Inc., Class A Shares	13,000,000	49,790,000	*(a)
Total Insurance		104,225,000
TOTAL FINANCIALS		324,150,000

HEALTH CARE ― 27.1%
Biotechnology ― 10.5%
Alexion Pharmaceuticals Inc.	350,000	47,313,000	*
Celgene Corp.	330,000	31,132,200	*
Flexion Therapeutics Inc.	2,444,709	30,509,968	*(b)
Intrexon Corp.	4,000,000	21,040,000	*(a)
Ziopharm Oncology Inc.	7,592,779	29,232,199	*(b)
Total Biotechnology		159,227,367
Pharmaceuticals ― 16.6%
Allergan PLC	220,000	32,210,200
Bausch Health Companies Inc.	3,100,000	76,570,000	*
Endo International PLC	6,000,000	48,180,000	*(a)
Mallinckrodt PLC	2,200,000	47,828,000	*(a)
Teva Pharmaceutical Industries Ltd. - ADR	3,000,000	47,040,000	*
Total Pharmaceuticals		251,828,200
TOTAL HEALTH CARE		411,055,567
INDUSTRIALS ― 12.7%
Airlines ― 9.7%
American Airlines Group Inc.	1,200,000	38,112,000	(a)
Delta Air Lines Inc.	1,100,000	56,815,000	(a)
United Continental Holdings Inc.	650,000	51,857,000	*(a)
Total Airlines		146,784,000

SECURITY			SHARES	VALUE
Commercial Services & Supplies ― 3.0%
ADT Inc.			7,000,000	$44,730,000
TOTAL INDUSTRIALS				191,514,000

INFORMATION TECHNOLOGY ― 11.2%
IT Services ― 1.3%
Endurance International Group Holdings Inc.			2,794,895	20,262,989	*
Semiconductors & Semiconductor Equipment ― 9.1%
Micron Technology Inc.			1,200,000	49,596,000	*
NXP Semiconductors NV			670,000	59,221,300
QUALCOMM Inc.			500,000	28,515,000
Total Semiconductors & Semiconductor Equipment				137,332,300
Software ― 0.8%
GTY Technology Holdings Inc.			1,447,500	12,738,000	*
TOTAL INFORMATION TECHNOLOGY				170,333,289

TOTAL COMMON STOCKS (Cost ― $1,867,350,465)				1,625,923,356

INVESTMENT FUND― 1.1%
Pangaea One. LP			1	16,763,380	(b)(c)(d)(e)
TOTAL INVESTMENT FUND (Cost ― $36,457,804)				16,763,380

WARRANTS ― 0.7%	EXPIRATION DATE	EXERCISE PRICE
GTY Technology Holdings Inc.	February 19, 2024	$11.50	482,500	289,500	*(e)
Ziopharm Oncology Inc.	November 13, 2023	$3.01	3,787,879	10,568,182	*(b)(c)(e)
TOTAL WARRANTS (Cost ― $4,622,790)				$10,857,682

TOTAL INVESTMENTS (Cost ― $1,908,431,059)― 109.1%				1,653,544,418
Liabilities in Excess of Other Assets ― (9.1)%				(138,482,640
TOTAL NET ASSETS ― 100.0%				$1,515,061,778

ADR - American Depositary Receipt

* Non-income producing security.
(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership in Affiliated Companies was $136,423,729 and the cost was $193,646,949. (See Note 2).
(c) Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(d) Restricted security (See Note 3).
(e) Illiquid security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual report.

See Notes to Schedule of Investments.

1.	Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2019:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Common Stocks	$1,625,923,356	$-	$-	$1,625,923,356
Investment Fund	-	-	16,763,380	16,763,380
Warrants	289,500	-	10,568,182	10,857,682
Total Investments	$1,626,212,856	$-	$27,331,562	$1,653,544,418

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Common Stock*	Investment Fund	Warrants
Balance as of December 31, 2018	$6,375,001	$16,505,499	$4,602,273
Realized gain (loss)	_	_	_
Purchases	_	_	_
Partnership distributions	_	(48,444)	_
Interest	_	1,384	_
Change in unrealized appreciation (depreciation)	8,208,333	304,941	5,965,909
Transfer into (Transfer out of) Level 3	(14,583,334)
Balance as of March 31, 2019:	$ _	$16,763,380	$10,568,182
Change in unrealized appreciation (depreciation) for Level 3 securities held at March 31, 2019	_	304,941	5,965,909

* Transfer made out of Level 3 to Level 1 relates to the registration of Ziopharm Oncology common stock and removal of any trading restrictions.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Limited Partnership Interests	$16,763,380	NAV of Limited Partnership Interest	Liquidity Discount	10%	Decrease
Warrant	$10,568,182	Black-Scholes Model	Liquidity Discount	10%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended March 31, 2019:
	Flexion Therapeutics Inc.	Pangaea One,LP	Quotient Technology Inc.[1]	Ziopharm Oncology Inc.	Total
Value at December 31, 2018	$ 21,508,000	$16,505,499	$43,788,000	$18,092,437	$ 99,893,936
Purchases	6,825,565	_	8,835,106	_	15,660,671
Sales / Partnership Distributions	_	(48,444)	_	_	(48,444)
Interest	_	1,384	_	_	1,384
Change in Unrealized Gain (Loss)	2,176,404	304,941	(3,273,106)	21,707,944	20,916,184
Realized Gain (Loss) on Sales / Distributions	_	_	_	_	_
Value at March 31, 2019	$ 30,509,968	$16,763,380	$49,350,000	$39,800,381	$136,423,729
Amortization, Dividend, Interest Income	$ _	$ 88,521	$ _	$ _	$ 88,521

1 Quotient Technology Inc. was not an affiliated company at December 31, 2018 but was an affiliated company at March 31, 2019.

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at March 31, 2019	Percent of Net Assets	Open Commitments (b)
Pangaea One, LP (a)	$36,457,804	$16,763,380	1.1%	$729,365

(a)	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

(b)	At March 31, 2019, the Fund had open commitments to invest up to an additional $729,365 In Pangaea One, LP.